Guarantee liabilities and risk assurance liabilities - Summary of movement of risk assurance liabilities (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Balance at the beginning of the year	¥ 1,254,361,399	$ 192,239,295
Adjustment due to the adoption of ASC 326	1,093,382,647	167,568,222
Fair value of risk assurance liabilities upon the inception of new loans	8,854,513	1,357,013	¥ 1,711,712,149
Expected credit loss upon the inception of new loans	8,784,102			$ 1,346,223
Recognized as guarantee income	(826,197,593)	(126,620,321)
Payouts	(1,400,538,815)	(214,641,964)	(660,824,276)
Changes in risk assurance liabilities	(118,944,564)	(18,229,052)	203,473,526
Balance at end of the year	19,701,689	$ 3,019,416	1,254,361,399
Contingent
Balance at the beginning of the year	433,083,558
Adjustment due to the adoption of ASC 326	1,093,382,647
Expected credit loss upon the inception of new loans	8,784,102
Payouts	(1,400,538,815)
Changes in risk assurance liabilities	(118,944,564)
Balance at end of the year	15,766,928		433,083,558
Non-contingent
Balance at the beginning of the year	821,277,841
Fair value of risk assurance liabilities upon the inception of new loans	8,854,513
Recognized as guarantee income	(826,197,593)
Balance at end of the year	¥ 3,934,761		¥ 821,277,841